The Victory Portfolios
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                  July 29, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

                  Re:      The Victory Portfolios
                           File Nos. 33-8982; 811-4852; CIK: 0000802716

Ladies and Gentlemen:

         On behalf of The Victory Portfolios ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and statements of additional information for the Established Value Fund and the Small Company Opportunity Fund, each a series of Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 27, 1999, accession number 0000922423-99-000913.

         If you have any questions or comments regarding this filing, please call Jay G. Baris at (212) 715-7515 or Peter Song (212) 715-9404.

                                                     Very truly yours,

                                                     The Victory Portfolios

                                                     By: /s/ Joel B. Engle
                                                        -----------------------
                                                          Joel B. Engle
                                                          Treasurer